Business Combination Under Common Control	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combination Under Common Control
16.	BUSINESS COMBINATION UNDER COMMON CONTROL

Business combination during the year 2016

Name	Principal Activity	Principal place of business	Proportion of ownership interest/voting right held by the Group
			12.31.2018	12.31.2017	12.31.2016
Yguazú Cementos S.A.	Manufacture and marketing of cement	Paraguay	51%	51%	51%

In November 2012, Loma Negra C.I.A.S.A. acquired 5,411 non-endorsable ordinary shares of Yguazú Cementos S.A., a company incorporated in the Republic of Paraguay, engaged in the marketing of cement, which represent 35% of the subscribed and paid-in share capital.

On December 22, 2016, Loma Negra C.I.A.S.A. acquired from InterCement Brasil S.A., its Parent company, 3,834 non-endorsable ordinary shares with a nominal value of Guaraníes 10,000,000 each, which represent 16.0017% of the subscribed and paid-in share capital of Yguazú Cementos S.A. The transaction amounted to $518,091,291 and it was partially settled with the proceeds of the loan that the Company maintained with InterCement S.A., amounting to $412,435,636. The remaining amount of the purchase price was settled on July 3, 2017. There were not significant acquisition costs.

As of the consolidated financial statements date, as a result of such acquisition, the Company holds a 51.0017% on the capital of Yguazú Cementos S.A.

Acquisition of Yguazú Cementos S.A. has been recognized at book value of the acquirer’s assets and liabilities. The difference between the purchase price paid and book value of the net assets transferred was recorded as other capital adjustments.

16.1 Book-value of assets and liabilities transferred (in pesos):

For purposes of recognition of the assets and liabilities transferred from this business combination, the Company has considered in its consolidated financial statements the balances from Yguazú Cementos S.A. recorded by its parent considering other classification adjustment to conform with Company´s policies as of December 31, 2016.

12.31.2016
Current assets
Inventories	334,968,425
Trade accounts receivable	168,696,333
Other receivables	70,306,386
Cash and cash equivalents	383,117,765

Non-current assets
Property, plant and equipment	3,567,695,547
Intangible assets	624,754
Trade accounts receivable	154,890
Other receivables	147,072,362

Current liabilities
Trade and other payables	(588,216,706)
Borrowings	(2,720,945,978)
Payroll and social security payables	(9,095,047)
Tax liabilities	(20,353,819)

Non-current liabilities
Deferred tax liabilities	(13,463,738)

Net Assets	1,320,561,174

16.2 Net cash generated by acquisition of subsidiaries

12.31.2016
Consideration paid in cash	—
Less: Cash and cash equivalents acquired	383,117,765

Net cash received from acquisition of subsidiaries	383,117,765

Other capital adjustments resulting from the purchase (in pesos):

12.31.2016
Consideration	954,610,145
Plus: Previous equity interest	462,196,412
Plus: Non-controlling interest	647,052,931
Less: Net assets at book value	(1,320,561,177)

Other capital adjustments	743,298,311

There is no contingent consideration.

16.3 Effect of acquisitions on the Group’s income

Included in the profit for the year ended December 31, 2016 is 76,243,433 attributable to the Share of profit (loss) for the participation of 35% that the Company held in Yguazú Cementos S.A. Since the additional acquisition of the 16.0017% shares of Yguazú Cementos S.A. was consummated on December 22, 2016, the Company has evaluated that the consolidation of the results of Yguazú Cementos S.A. for the 10-day period from December 22, 2016 to December 31, 2016 was not significant for its consolidated financial statements, so those results are not presented on a consolidated basis but on the line “share of profit (loss) of associates” in the Statement of profit and loss and other comprehensive income for the year ended December 31, 2016.

Should the acquisition has been effected on January 1, 2016, considering a 51% participation during 2016, the additional profit for the year ended December 31, 2016 should have increased for approx. 31 millons, amounting to 743 millons and revenue should have increased for about 1,842 millons amounting to 21,142 millons for the same period.

16.4 Non-controlling interest

Non-controlling interest arising from the business combination under common control for the acquisition of Yguazú Cementos S.A. amounted to 351,172,141 as of December 31, 2016. Non-controllong interest as of December 31, 2018 and December 31, 2017 amounded to 1,374,578,107 and 992,738,468 respectively.